Real Estate Acquisitions, Disposals, and Impairment (Details) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended	12 Months Ended						12 Months Ended							1 Months Ended		12 Months Ended		1 Months Ended
	Sep. 30, 2011 property	Dec. 31, 2011 property Y	Dec. 31, 2010	Dec. 31, 2009 land	Dec. 09, 2011	Aug. 25, 2011	May 28, 2010	Dec. 31, 2011 Sale of Consolidated Properties	Dec. 31, 2010 Sale of Consolidated Properties	Dec. 31, 2009 Sale of Consolidated Properties	Dec. 31, 2011 Regional Malls property	Dec. 31, 2010 Regional Malls	Dec. 31, 2010 Other Retail Property property	Dec. 31, 2009 Other Retail Property property	Aug. 31, 2010 Prime Outlets Acquisition Company and Affiliated Entities property	Aug. 30, 2010 Prime Outlets Acquisition Company and Affiliated Entities	Dec. 31, 2011 Non-Retail Building property	Jul. 19, 2011 ABQ Uptown	Aug. 31, 2011 King of Prussia	Aug. 25, 2011 King of Prussia
Real Estate Acquisitions and Dispositions
Joint venture ownership percentage		50.00%			50.00%
Number of consolidated properties received in distribution		6
Gain due to acquisition of controlling interest		$ 168,300,000																	$ 82,900,000
Gain/ (loss) due to acquisition of controlling interest									5,700,000			13,000,000
Additional business acquisition, percentage of ownership acquired							19.00%											100.00%		83.75%
Initial Investment Percentage of Business Acquired							31.50%
Cumulative Investment Ownership Percentage							50.40%													96.10%
Acquisition, number of outlet centers acquired															21
Cost of acquisition including assumption of debt																2,300,000,000
Mortgage indebtedness assumed						160,100,000										1,200,000,000				160,100,000
Mortgage indebtedness repaid															310,700,000
Percentage of consideration paid in cash															80.00%
Percentage of consideration paid in units															20.00%
Operating partnership capital account units, issued																1.7
Operating partnership capital account, amount																154,500,000
Revision to purchase price allocation, maximum measurement period (in years)		1
Number of properties disposed													3
Net proceeds from sale of assets and interest in unconsolidated entities		136,013,000	301,425,000	33,106,000				136,000,000	5,800,000	3,900,000
Number of consolidated properties sold													4	4
Gain (loss) upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, net		216,629,000	321,036,000	(30,108,000)				42,400,000	5,700,000	(9,800,000)
Number of land parcels written down				5
Impairment charges			8,169,000	240,050,000
Non-cash impairment charges, net of tax				228,600,000
Non-cash impairment charges, tax effect				5,800,000
Aggregate carrying value of consolidated properties disposed of								355,400,000	91,400,000	13,700,000
Debt obligation related to consolidated properties disposed of								177,000,000	91,300,000
Share of noncontrolling interest holders in non-cash impairment charges				5,700,000
Aggregate cash purchase price for acquisition		$ 1,180,000,000
Number of real estate assets impacting impairment charge due to adjustment in carrying value											1						2
Number of unconsolidated properties held by our joint venture	9